TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

15.TAXATION

(a)Enterprise income tax (“EIT”)

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Singapore

Under the current laws of Singapore, the subsidiaries incorporated in Singapore are subject to the prevailing Singapore Corporate Tax of 17%.

Malaysia

Under the current laws of Malaysia, the subsidiaries incorporated in Malaysia are subject to the Malaysia Cooperate Income Tax of 24%.

The United States of America (“U.S.”)

Under the current laws of the U.S., the subsidiaries incorporated in the U.S. are subject to U.S. Federal Income Tax of 21%, and State Income Tax of 6.5% to 8.84%.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%.

According to the circular of “Continuing to Implement Preferential Enterprise Income Tax Policies for Western Development”(Ministry of Finance announcement [2020] No. 23) issued by the Ministry of Finance, the State Administration of Taxation and the National Development and Reform Commission and relevant PRC enterprise income tax regulations, entities that are qualified and located in certain western provinces of mainland China are entitled to a preferential enterprise income tax rate of 15%. Certain entities of the Group that are engaged in the “Encouraged Industries in the Western Region” stated in the Ministry of Finance announcement [2020] No. 23 are eligible for the preferential EIT rate at 15%.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the cost base of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

15.TAXATION (CONTINUED)

(a)Enterprise income tax (“EIT”) (continued)

The following table sets forth the component of profit before income tax expenses of the Group for the year ended December 31, 2025.

For the Years Ended
December 31,
2025
RMB
PRC	2,214,170
Others	(596,084)
1,618,086

The following table sets forth the component of enterprise income tax expenses of the Group for the years ended December 31, 2023, 2024 and 2025.

	For the Years Ended December 31,
	2023	2024
	RMB	RMB
Current income tax expense	299,533	654,380
Deferred income tax benefit	(95,772)	(126,873)
Income tax expense	203,761	527,507

For the Year Ended
December 31,
2025
RMB
Current income tax expense
- PRC	560,956
- Others	20,396
Deferred income tax benefit
- PRC	(52,791)
- Others	(96,820)
Income tax expense	431,741

For the year ended December 31, 2025, total income tax paid in the PRC was RMB604.1 million, and total income tax paid in other jurisdictions was RMB26.1 million.

15.TAXATION (CONTINUED)

(a)Enterprise income tax (“EIT”) (continued)

The following table presents a reconciliation of the differences between the statutory income tax rate of the PRC and the Group’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023	2024
	%	%
PRC statutory income tax rate	25.00	25.00
Effect of tax rate differential in other jurisdictions	—	0.47
Tax effect of preferential tax treatments	(6.80)	(9.55)
Tax effect of permanent differences	2.05	0.16
Changes in valuation allowance	—	1.26
Effective income tax rate	20.25	17.34

	For the Year Ended December 31, 2025
	Amount	Percent
	RMB	%
PRC statutory income tax rate	404,521	25.00
Tax effect of PRC preferential tax treatments	(293,247)	(18.12)
Tax effect of permanent differences
Share-based compensation expenses	161,128	9.96
Others	18,999	1.17
Changes in valuation allowance	53,803	3.33
Foreign tax effects
the U.S.
Effect of tax rate differential in other jurisdictions	(13,129)	(0.81)
Non-deductible expenses	7,308	0.45
Changes in valuation allowance	71,520	4.42
Singapore
Effect of tax rate differential in other jurisdictions	25,131	1.55
Non-deductible expenses	20,122	1.24
Changes in valuation allowance	(24,008)	(1.48)
Other tax jurisdictions	(407)	(0.03)
Effective income tax rate	431,741	26.68

15.TAXATION (CONTINUED)

(b)Deferred Taxes

The significant components of deferred taxes are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Contract liabilities	43,794	46,691
Net operating tax losses carried forward	126,368	353,148
Accrued expenses	15,968	18,166
Advertising expenses in excess of deduction limit	102,621	125,605
Expected credit loss	1,548	2,291
Lease liabilities	127,026	272,614
Others	—	5,567
Subtotal	417,325	824,082
Less: valuation allowance	(38,201)	(142,520)
Less: deferred tax liabilities in relation to property and equipment-(accelerated depreciation)	—	(5,957)
Less: deferred tax liabilities in relation to right-of-use asset	(125,914)	(272,784)
Total deferred tax assets, net	253,210	402,821

The following table presents the movement of the valuation allowance for the deferred tax assets:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Balance at the beginning of the year	—	—	38,201
Increase during the year	—	38,201	104,319
Balance at the end of the year	—	38,201	142,520

The tax losses of the Group expire over different time intervals depending on the local jurisdiction. As of December 31, 2025, total net operating tax losses carried forward of the Group, if not utilized, will expire as follows:

RMB
Loss expiring for the year ending December 31, 2026	5,582
Loss expiring for the year ending December 31, 2027	6,986
Loss expiring for the year ending December 31, 2028	46,884
Loss expiring for the year ending December 31, 2029	276,462
Loss expiring for the year ending December 31, 2030	472,413
Thereafter	662,970
Subtotal	1,471,297

15.TAXATION (CONTINUED)

(b)Deferred Taxes (continued)

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and capital gains from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Group’s PRC subsidiaries to the Group’s overseas companies unless otherwise reduced pursuant to applicable tax treaties or tax arrangements between the PRC government and the government of other jurisdiction. Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are to be indefinitely reinvested for use in the operation and expansion of its business. Accordingly, no deferred income tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2024 and 2025. The undistributed earnings from the Company’s subsidiaries in the PRC as of December 31, 2024 and 2025 were RMB4,025.85 million and RMB6,231.28 million, respectively. An estimated withholding tax of RMB402.59 million and RMB623.13 million would be due if these earnings were remitted as dividends as of December 31, 2024 and 2025, respectively.

The major jurisdictions in which the Group are subject to potential examination are the PRC, the U.S. and Singapore.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 thousand. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.

According to the U.S. Internal Revenue Code, the statute of limitation is three years in general. The statute of limitation is extended to six years under certain circumstances involving substantial understatement of income. There is no statute of limitation in the case of tax fraud or willful tax evasion.

Under Singapore Income Tax Act, the statute of limitation is four years in general, with no statute of limitation in the case of tax fraud or willful default.

Accordingly, the income tax returns of the Company’s PRC subsidiaries for the years starting from 2020, for its U.S. subsidiaries for 2023 and after, and for its Singapore subsidiaries for 2023 and after, remain open to examination by the respective tax authorities.